As filed with the Securities and Exchange Commission on April 21, 2014

Registration No. 333-186035

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 76

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:	Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 21, 2014. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 75 to Form N-4, File No. 333-186035) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2014.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

Peter G. Kunkel*
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director	, 2014
Steven E. Frushtick

*	Director	, 2014
Peter P. Post

*	Director	, 2014
William Brown, Jr..

*	Director, Chairman of the	, 2014
Peter G. Kunkel	Board and President

*	Director and Vice President	, 2014
Elizabeth Belanger

*	Director and Vice President	, 2014
John T. Mallett

*	Chief Financial Officer and	, 2014
J. Kelly Adams	Vice President

*	Director, Assistant Secretary,	, 2014
Marc Cahn	Senior Vice President and Division General Counsel

*	Controller	, 2014
Eric J. Martin

/s/Darin D. Smith	Vice President, Assistant	April 21, 2014
Darin D. Smith	Secretary and Managing Assistant General Counsel

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.